Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Allowance for Credit Losses, Loans Outstanding
Table 6.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include a total net reduction of $1.3 billion and $3.9 billion at December 31, 2018 and 2017, respectively, for unearned income, net deferred loan fees, and unamortized discounts and premiums, which among other things, reflect the impact of various loan sales.

Table 6.1: Loans Outstanding

	December 31,
(in millions)	2018	2017	2016	2015	2014
Commercial:
Commercial and industrial	$350,199	333,125	330,840	299,892	271,795
Real estate mortgage	121,014	126,599	132,491	122,160	111,996
Real estate construction	22,496	24,279	23,916	22,164	18,728
Lease financing	19,696	19,385	19,289	12,367	12,307
Total commercial	513,405	503,388	506,536	456,583	414,826
Consumer:
Real estate 1-4 family first mortgage	285,065	284,054	275,579	273,869	265,386
Real estate 1-4 family junior lien mortgage	34,398	39,713	46,237	53,004	59,717
Credit card	39,025	37,976	36,700	34,039	31,119
Automobile	45,069	53,371	62,286	59,966	55,740
Other revolving credit and installment	36,148	38,268	40,266	39,098	35,763
Total consumer	439,705	453,382	461,068	459,976	447,725
Total loans	$953,110	956,770	967,604	916,559	862,551

Our foreign loans are reported by respective class of financing receivable in the table above. Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign primarily based on whether the borrower’s primary address is outside of the United States. Table 6.2 presents total commercial foreign loans outstanding by class of financing receivable.

Table 6.2: Commercial Foreign Loans Outstanding

	December 31,
(in millions)	2018	2017	2016	2015	2014
Commercial foreign loans:
Commercial and industrial	$62,564	60,106	55,396	49,049	44,707
Real estate mortgage	6,731	8,033	8,541	8,350	4,776
Real estate construction	1,011	655	375	444	218
Lease financing	1,159	1,126	972	274	336
Total commercial foreign loans	$71,465	69,920	65,284	58,117	50,037

Loans and Allowance for Credit Losses, Significant Activity
Table 6.3 summarizes the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale at lower of cost or fair value. This loan activity primarily includes loans purchased and sales of whole loan or participating interests, whereby we receive or transfer a portion of a loan after origination. The table excludes PCI loans and loans recorded at fair value, including loans originated for sale because their loan activity normally does not impact the allowance for credit losses.
Table 6.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2018			2017
(in millions)	Commercial	Consumer (1)	Total	Commercial	Consumer (1)	Total
Purchases	$2,065	16	2,081	3,675	2	3,677
Sales	(1,905)	(261)	(2,166)	(2,066)	(425)	(2,491)
Transfers to MLHFS/LHFS	(617)	(1,995)	(2,612)	(736)	(2)	(738)

(1)
Excludes activity in government insured/guaranteed real estate 1-4 family first mortgage loans. As servicer, we are able to buy delinquent insured/guaranteed loans out of the Government National Mortgage Association (GNMA) pools, and manage and/or resell them in accordance with applicable requirements. These loans are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Accordingly, these loans have limited impact on the allowance for loan losses.

Loans and Allowance for Credit Losses, Commitments to Lend
he contractual amount of our unfunded credit commitments, including unissued standby and commercial letters of credit, is summarized by portfolio segment and class of financing receivable in Table 6.4. The table excludes the issued standby and commercial letters of credit and temporary advance arrangements described above.
Table 6.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2018	Dec 31, 2017
Commercial:
Commercial and industrial	$330,492	326,626
Real estate mortgage	6,984	7,485
Real estate construction	16,400	16,621
Total commercial	353,876	350,732
Consumer:
Real estate 1-4 family first mortgage	29,736	29,876
Real estate 1-4 family junior lien mortgage	37,719	38,897
Credit card	109,840	108,465
Other revolving credit and installment	27,530	27,541
Total consumer	204,825	204,779
Total unfunded credit commitments	$558,701	555,511

Loans and Allowance for Credit Losses, Allowance for Credit Losses
Table 6.5 presents the allowance for credit losses, which consists of the allowance for loan losses and the allowance for unfunded credit commitments.

Table 6.5: Allowance for Credit Losses

	Year ended December 31,
(in millions)	2018	2017	2016	2015	2014
Balance, beginning of year	$11,960	12,540	12,512	13,169	14,971
Provision for credit losses	1,744	2,528	3,770	2,442	1,395
Interest income on certain impaired loans (1)	(166)	(186)	(205)	(198)	(211)
Loan charge-offs:
Commercial:
Commercial and industrial	(727)	(789)	(1,419)	(734)	(627)
Real estate mortgage	(42)	(38)	(27)	(59)	(66)
Real estate construction	—	—	(1)	(4)	(9)
Lease financing	(70)	(45)	(41)	(14)	(15)
Total commercial	(839)	(872)	(1,488)	(811)	(717)
Consumer:
Real estate 1-4 family first mortgage	(179)	(240)	(452)	(507)	(721)
Real estate 1-4 family junior lien mortgage	(179)	(279)	(495)	(635)	(864)
Credit card	(1,599)	(1,481)	(1,259)	(1,116)	(1,025)
Automobile	(947)	(1,002)	(845)	(742)	(729)
Other revolving credit and installment	(685)	(713)	(708)	(643)	(668)
Total consumer	(3,589)	(3,715)	(3,759)	(3,643)	(4,007)
Total loan charge-offs	(4,428)	(4,587)	(5,247)	(4,454)	(4,724)
Loan recoveries:
Commercial:
Commercial and industrial	304	297	263	252	369
Real estate mortgage	70	82	116	127	160
Real estate construction	13	30	38	37	136
Lease financing	23	17	11	8	8
Total commercial	410	426	428	424	673
Consumer:
Real estate 1-4 family first mortgage	267	288	373	245	212
Real estate 1-4 family junior lien mortgage	219	266	266	259	238
Credit card	307	239	207	175	161
Automobile	363	319	325	325	349
Other revolving credit and installment	118	121	128	134	146
Total consumer	1,274	1,233	1,299	1,138	1,106
Total loan recoveries	1,684	1,659	1,727	1,562	1,779
Net loan charge-offs	(2,744)	(2,928)	(3,520)	(2,892)	(2,945)
Other	(87)	6	(17)	(9)	(41)
Balance, end of year	$10,707	11,960	12,540	12,512	13,169
Components:
Allowance for loan losses	$9,775	11,004	11,419	11,545	12,319
Allowance for unfunded credit commitments	932	956	1,121	967	850
Allowance for credit losses	$10,707	11,960	12,540	12,512	13,169
Net loan charge-offs as a percentage of average total loans	0.29%	0.31	0.37	0.33	0.35
Allowance for loan losses as a percentage of total loans	1.03	1.15	1.18	1.26	1.43
Allowance for credit losses as a percentage of total loans	1.12	1.25	1.30	1.37	1.53

(1)
Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Portfolio Segment
Table 6.6 summarizes the activity in the allowance for credit losses by our commercial and consumer portfolio segments.

Table 6.6: Allowance Activity by Portfolio Segment

	Year ended December 31,
	2018			2017
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of year	$6,632	5,328	11,960	7,394	5,146	12,540
Provision (reversal of provision) for credit losses	281	1,463	1,744	(261)	2,789	2,528
Interest income on certain impaired loans	(47)	(119)	(166)	(59)	(127)	(186)

Loan charge-offs	(839)	(3,589)	(4,428)	(872)	(3,715)	(4,587)
Loan recoveries	410	1,274	1,684	426	1,233	1,659
Net loan charge-offs	(429)	(2,315)	(2,744)	(446)	(2,482)	(2,928)
Other	(20)	(67)	(87)	4	2	6
Balance, end of year	$6,417	4,290	10,707	6,632	5,328	11,960

Loans and Allowance for Credit Losses, by Impairment Methodology
Table 6.7 disaggregates our allowance for credit losses and recorded investment in loans by impairment methodology.

Table 6.7: Allowance by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
December 31, 2018
Collectively evaluated (1)	$5,903	3,361	9,264	510,180	421,574	931,754
Individually evaluated (2)	514	929	1,443	3,221	13,126	16,347
PCI (3)	—	—	—	4	5,005	5,009
Total	$6,417	4,290	10,707	513,405	439,705	953,110
December 31, 2017
Collectively evaluated (1)	$5,927	4,143	10,070	499,342	425,919	925,261
Individually evaluated (2)	705	1,185	1,890	3,960	14,714	18,674
PCI (3)	—	—	—	86	12,749	12,835
Total	$6,632	5,328	11,960	503,388	453,382	956,770

(1)
Represents loans collectively evaluated for impairment in accordance with Accounting Standards Codification (ASC) 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for non-impaired loans.

(2)	Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.

(3)
Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 3-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Loans by Credit Quality Indicator
Table 6.8 provides a breakdown of outstanding commercial loans by risk category. Of the $14.8 billion in criticized commercial and industrial loans and $4.8 billion in criticized commercial real estate (CRE) loans at December 31, 2018, $1.5 billion and $612 million, respectively, have been placed on nonaccrual status and written down to net realizable collateral value.
Table 6.8: Commercial Loans by Risk Category

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2018
By risk category:
Pass	$335,412	116,514	22,207	18,671	492,804
Criticized	14,783	4,500	289	1,025	20,597
Total commercial loans (excluding PCI)	350,195	121,014	22,496	19,696	513,401
Total commercial PCI loans (carrying value)	4	—	—	—	4
Total commercial loans	$350,199	121,014	22,496	19,696	513,405
December 31, 2017
By risk category:
Pass	$316,431	122,312	23,981	18,162	480,886
Criticized	16,608	4,287	298	1,223	22,416
Total commercial loans (excluding PCI)	333,039	126,599	24,279	19,385	503,302
Total commercial PCI loans (carrying value)	86	—	—	—	86
Total commercial loans	$333,125	126,599	24,279	19,385	503,388

Loans by Delinquency Status, Commercial
Table 6.9 provides past due information for commercial loans, which we monitor as part of our credit risk management practices.

Table 6.9: Commercial Loans by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2018
By delinquency status:
Current-29 days past due (DPD) and still accruing	$348,158	120,176	22,411	19,443	510,188
30-89 DPD and still accruing	508	207	53	163	931
90+ DPD and still accruing	43	51	—	—	94
Nonaccrual loans	1,486	580	32	90	2,188
Total commercial loans (excluding PCI)	350,195	121,014	22,496	19,696	513,401
Total commercial PCI loans (carrying value)	4	—	—	—	4
Total commercial loans	$350,199	121,014	22,496	19,696	513,405
December 31, 2017
By delinquency status:
Current-29 DPD and still accruing	$330,319	125,642	24,107	19,148	499,216
30-89 DPD and still accruing	795	306	135	161	1,397
90+ DPD and still accruing	26	23	—	—	49
Nonaccrual loans	1,899	628	37	76	2,640
Total commercial loans (excluding PCI)	333,039	126,599	24,279	19,385	503,302
Total commercial PCI loans (carrying value)	86	—	—	—	86
Total commercial loans	$333,125	126,599	24,279	19,385	503,388

Loans by Delinquency Status, Consumer
Table 6.10 provides the outstanding balances of our consumer portfolio by delinquency status.

Table 6.10: Consumer Loans by Delinquency Status

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2018
By delinquency status:
Current-29 DPD	$263,881	33,644	38,008	43,604	35,794	414,931
30-59 DPD	1,411	247	292	1,040	140	3,130
60-89 DPD	549	126	212	314	87	1,288
90-119 DPD	257	74	192	109	80	712
120-179 DPD	225	77	320	2	27	651
180+ DPD	822	213	1	—	20	1,056
Government insured/guaranteed loans (1)	12,688	—	—	—	—	12,688
Loans held at fair value	244	—	—	—	—	244
Total consumer loans (excluding PCI)	280,077	34,381	39,025	45,069	36,148	434,700
Total consumer PCI loans (carrying value)	4,988	17	—	—	—	5,005
Total consumer loans	$285,065	34,398	39,025	45,069	36,148	439,705
December 31, 2017
By delinquency status:
Current-29 DPD	$251,786	38,746	36,996	51,445	37,885	416,858
30-59 DPD	1,893	336	287	1,385	155	4,056
60-89 DPD	742	163	201	392	93	1,591
90-119 DPD	369	103	192	146	80	890
120-179 DPD	308	95	298	3	30	734
180+ DPD	1,091	243	2	—	25	1,361
Government insured/guaranteed loans (1)	14,767	—	—	—	—	14,767
Loans held at fair value	376	—	—	—	—	376
Total consumer loans (excluding PCI)	271,332	39,686	37,976	53,371	38,268	440,633
Total consumer PCI loans (carrying value)	12,722	27	—	—	—	12,749
Total consumer loans	$284,054	39,713	37,976	53,371	38,268	453,382

(1)
Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA. Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $7.7 billion at December 31, 2018, compared with $10.5 billion at December 31, 2017.

Loans by FICO Score, Consumer
Table 6.11: Consumer Loans by FICO

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2018
By FICO:
< 600	$4,273	1,454	3,292	7,071	697	16,787
600-639	2,974	994	2,777	4,431	725	11,901
640-679	5,810	1,898	6,464	6,225	1,822	22,219
680-719	13,568	3,908	9,445	7,354	3,384	37,659
720-759	27,258	5,323	7,949	6,853	4,395	51,778
760-799	57,193	6,315	5,227	5,947	5,322	80,004
800+	151,465	13,190	3,794	7,099	8,411	183,959
No FICO available	4,604	1,299	77	89	2,507	8,576
FICO not required	—	—	—	—	8,885	8,885
Government insured/guaranteed loans (1)	12,932	—	—	—	—	12,932
Total consumer loans (excluding PCI)	280,077	34,381	39,025	45,069	36,148	434,700
Total consumer PCI loans (carrying value)	4,988	17	—	—	—	5,005
Total consumer loans	$285,065	34,398	39,025	45,069	36,148	439,705
December 31, 2017
By FICO:
< 600	$5,145	1,768	3,525	8,858	863	20,159
600-639	3,487	1,253	3,101	5,615	904	14,360
640-679	6,789	2,387	5,690	7,696	1,959	24,521
680-719	14,977	4,797	7,628	8,825	3,582	39,809
720-759	27,926	6,246	8,097	7,806	5,089	55,164
760-799	55,590	7,323	6,372	6,468	6,257	82,010
800+	136,729	15,144	2,994	7,845	8,455	171,167
No FICO available	5,546	768	569	258	2,648	9,789
FICO not required	—	—	—	—	8,511	8,511
Government insured/guaranteed loans (1)	15,143	—	—	—	—	15,143
Total consumer loans (excluding PCI)	271,332	39,686	37,976	53,371	38,268	440,633
Total consumer PCI loans (carrying value)	12,722	27	—	—	—	12,749
Total consumer loans	$284,054	39,713	37,976	53,371	38,268	453,382

(1)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Loans by Loan to Value Ratio, Consumer
Table 6.12 shows the most updated LTV and CLTV distribution of the real estate 1-4 family first and junior lien mortgage loan portfolios. We consider the trends in residential real estate markets as we monitor credit risk and establish our allowance for credit losses. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV due to industry data availability and portfolios acquired from or serviced by other institutions.
Table 6.12: Consumer Loans by LTV/CLTV

	December 31, 2018			December 31, 2017
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$147,666	15,753	163,419	133,902	16,301	150,203
60.01-80%	104,477	11,183	115,660	104,639	12,918	117,557
80.01-100%	12,372	4,874	17,246	13,924	6,580	20,504
100.01-120% (1)	1,211	1,596	2,807	1,868	2,427	4,295
> 120% (1)	484	578	1,062	783	1,008	1,791
No LTV/CLTV available	935	397	1,332	1,073	452	1,525
Government insured/guaranteed loans (2)	12,932	—	12,932	15,143	—	15,143
Total consumer loans (excluding PCI)	280,077	34,381	314,458	271,332	39,686	311,018
Total consumer PCI loans (carrying value)	4,988	17	5,005	12,722	27	12,749
Total consumer loans	$285,065	34,398	319,463	284,054	39,713	323,767

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.

(2)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Nonaccrual Loans
Table 6.13 provides loans on nonaccrual status. PCI loans are excluded from this table because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.

Table 6.13: Nonaccrual Loans

	Dec 31,	Dec 31,
(in millions)	2018	2017
Commercial:
Commercial and industrial	$1,486	1,899
Real estate mortgage	580	628
Real estate construction	32	37
Lease financing	90	76
Total commercial	2,188	2,640
Consumer:
Real estate 1-4 family first mortgage (1)	3,183	3,732
Real estate 1-4 family junior lien mortgage	945	1,086
Automobile	130	130
Other revolving credit and installment	50	58
Total consumer	4,308	5,006
Total nonaccrual loans (excluding PCI)	$6,496	7,646

(1)	Prior period has been revised to exclude $390 million of MLHFS, LHFS and loans held at fair value.

90 days or More Past Due and Still Accruing Loans
Table 6.14 shows non-PCI loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.

Table 6.14: Loans 90 Days or More Past Due and Still Accruing (1)

	Dec 31,	Dec 31,
(in millions)	2018	2017
Total (excluding PCI):	$8,704	11,532
Less: FHA insured/VA guaranteed (2)	7,725	10,475
Total, not government insured/guaranteed	$979	1,057
By segment and class, not government insured/guaranteed:
Commercial:
Commercial and industrial	$43	26
Real estate mortgage	51	23
Total commercial	94	49
Consumer:
Real estate 1-4 family first mortgage	124	213
Real estate 1-4 family junior lien mortgage	32	60
Credit card	513	492
Automobile	114	143
Other revolving credit and installment	102	100
Total consumer	885	1,008
Total, not government insured/guaranteed	$979	1,057

(1)
Financial information for the prior period December 31, 2017 has been revised to exclude MLHFS, LHFS and loans held at fair value, which reduced “Total, not government insured/guaranteed” by $6 million.

(2)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Impaired Loans
Table 6.15 summarizes key information for impaired loans. Our impaired loans predominantly include loans on nonaccrual status in the commercial portfolio segment and loans modified in a TDR, whether on accrual or nonaccrual status. These impaired loans generally have estimated losses which are included in the allowance for credit losses. We have impaired loans with no allowance for credit losses when loss content has been previously recognized through charge-offs and we do not anticipate additional charge-offs or losses, or certain loans are currently performing in accordance with their terms and for which no loss has been estimated. Impaired loans exclude PCI loans. Table 6.15 includes trial modifications that totaled $149 million at December 31, 2018, and $194 million at December 31, 2017.
For additional information on our impaired loans and allowance for credit losses, see Note 1 (Summary of Significant Accounting Policies).

Table 6.15: Impaired Loans Summary

		Recorded investment
(in millions)	Unpaid principal balance (1)	Impaired loans	Impaired loans with related allowance for credit losses	Related allowance for credit losses
December 31, 2018
Commercial:
Commercial and industrial	$3,057	2,030	1,730	319
Real estate mortgage	1,228	1,032	1,009	154
Real estate construction	74	47	46	9
Lease financing	146	112	112	32
Total commercial	4,505	3,221	2,897	514
Consumer:
Real estate 1-4 family first mortgage	12,309	10,738	4,420	525
Real estate 1-4 family junior lien mortgage	1,886	1,694	1,133	183
Credit card	449	449	449	172
Automobile	153	89	43	8
Other revolving credit and installment	162	156	136	41
Total consumer (2)	14,959	13,126	6,181	929
Total impaired loans (excluding PCI)	$19,464	16,347	9,078	1,443
December 31, 2017
Commercial:
Commercial and industrial	$3,577	2,568	2,310	462
Real estate mortgage	1,502	1,239	1,207	211
Real estate construction	95	54	45	9
Lease financing	132	99	89	23
Total commercial	5,306	3,960	3,651	705
Consumer:
Real estate 1-4 family first mortgage	14,020	12,225	6,060	770
Real estate 1-4 family junior lien mortgage	2,135	1,918	1,421	245
Credit card	356	356	356	136
Automobile	157	87	34	5
Other revolving credit and installment	136	128	117	29
Total consumer (2)	16,804	14,714	7,988	1,185
Total impaired loans (excluding PCI)	$22,110	18,674	11,639	1,890

(1)	Excludes the unpaid principal balance for loans that have been fully charged off or otherwise have zero recorded investment.

(2)
Includes the recorded investment of $1.3 billion and $1.4 billion at December 31, 2018 and 2017, respectively, of government insured/guaranteed loans that are predominantly insured by the FHA or guaranteed by the VA and generally do not have an allowance. Impaired loans may also have limited, if any, allowance when the recorded investment of the loan approximates estimated net realizable value as a result of charge-offs prior to a TDR modification.

Impaired Loans, Average Recorded Investment and Interest Income
Table 6.16 provides the average recorded investment in impaired loans and the amount of interest income recognized on impaired loans by portfolio segment and class.

Table 6.16: Average Recorded Investment in Impaired Loans

	Year ended December 31,
	2018		2017		2016
(in millions)	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income
Commercial:
Commercial and industrial	$2,287	173	3,241	118	3,408	101
Real estate mortgage	1,193	89	1,328	91	1,636	128
Real estate construction	60	7	66	14	115	11
Lease financing	125	1	105	1	88	—
Total commercial	3,665	270	4,740	224	5,247	240
Consumer:
Real estate 1-4 family first mortgage	11,522	664	13,326	730	15,857	828
Real estate 1-4 family junior lien mortgage	1,804	116	2,041	121	2,294	132
Credit card	407	50	323	36	295	34
Automobile	86	11	86	11	93	11
Other revolving credit and installment	142	10	117	8	89	6
Total consumer	13,961	851	15,893	906	18,628	1,011
Total impaired loans (excluding PCI)	$17,626	1,121	20,633	1,130	23,875	1,251

Interest income:
Cash basis of accounting	$338	299	353
Other (1)	783	831	898
Total interest income	$1,121	1,130	1,251

(1)
Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans.

Troubled Debt Restructurings, Modification by Type
Table 6.17 summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and pay off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 6.17: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
(in millions)	Principal (2)	Interest rate reduction	Other concessions (3)	Total	Charge- offs (4)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (5)
Year ended December 31, 2018
Commercial:
Commercial and industrial	$13	29	2,310	2,352	58	1.18%	$29
Real estate mortgage	—	44	375	419	—	0.88	44
Real estate construction	—	—	25	25	—	—	—
Lease financing	—	—	63	63	—	—	—
Total commercial	13	73	2,773	2,859	58	1.00	73
Consumer:
Real estate 1-4 family first mortgage	209	26	1,042	1,277	4	2.25	119
Real estate 1-4 family junior lien mortgage	7	41	113	161	5	2.14	45
Credit card	—	336	—	336	—	12.54	336
Automobile	13	16	55	84	30	6.21	16
Other revolving credit and installment	—	49	12	61	—	7.95	49
Trial modifications (6)	—	—	8	8	—	—	—
Total consumer	229	468	1,230	1,927	39	8.96	565
Total	$242	541	4,003	4,786	97	8.06%	$638
Year ended December 31, 2017
Commercial:
Commercial and industrial	$24	45	2,912	2,981	173	0.64%	$45
Real estate mortgage	5	59	507	571	20	1.28	59
Real estate construction	—	1	26	27	—	0.69	1
Lease financing	—	—	37	37	—	—	—
Total commercial	29	105	3,482	3,616	193	1.00	105
Consumer:
Real estate 1-4 family first mortgage	231	140	1,035	1,406	15	2.57	257
Real estate 1-4 family junior lien mortgage	25	82	81	188	14	3.26	93
Credit card	—	257	—	257	—	11.98	257
Automobile	2	15	67	84	39	5.89	15
Other revolving credit and installment	—	47	8	55	1	7.47	47
Trial modifications (6)	—	—	(28)	(28)	—	—	—
Total consumer	258	541	1,163	1,962	69	6.70	669
Total	$287	646	4,645	5,578	262	5.92%	$774
Year ended December 31, 2016
Commercial:
Commercial and industrial	$42	130	3,154	3,326	360	1.91%	$130
Real estate mortgage	2	105	560	667	1	1.15	105
Real estate construction	—	27	72	99	—	1.02	27
Lease financing	—	—	8	8	—	—	—
Total commercial	44	262	3,794	4,100	361	1.51	262
Consumer:
Real estate 1-4 family first mortgage	338	288	1,411	2,037	49	2.69	507
Real estate 1-4 family junior lien mortgage	23	109	106	238	37	3.07	130
Credit card	—	180	—	180	—	12.09	180
Automobile	2	16	57	75	36	6.07	16
Other revolving credit and installment	1	33	10	44	2	6.83	33
Trial modifications (6)	—	—	44	44	—	—	—
Total consumer	364	626	1,628	2,618	124	4.92	866
Total	$408	888	5,422	6,718	485	4.13%	$1,128

(1)
Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $1.9 billion, $2.1 billion and $1.6 billion, for the years ended December 31, 2018, 2017, and 2016, respectively.

(2)
Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.

(3)
Other concessions include loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.

(4)
Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in legally forgiving principal (actual, contingent or deferred) of $28 million, $32 million and $67 million for the years ended December 31, 2018, 2017, and 2016, respectively.

(5)
Reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.

(6)
Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Troubled Debt Restructuring, Current Defaults
Table 6.18 summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

Table 6.18: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2018	2017	2016
Commercial:
Commercial and industrial	$198	173	124
Real estate mortgage	76	61	66
Real estate construction	36	4	3
Lease financing	—	1	—
Total commercial	310	239	193
Consumer:
Real estate 1-4 family first mortgage	60	114	138
Real estate 1-4 family junior lien mortgage	14	19	20
Credit card	79	74	56
Automobile	14	15	13
Other revolving credit and installment	6	5	4
Total consumer	173	227	231
Total	$483	466	424

Purchased Credit Impaired Loans, Loans Outstanding
Table 6.19 presents PCI loans net of any remaining purchase accounting adjustments. Real estate 1-4 family first mortgage PCI loans are predominantly Pick-a-Pay loans.

Table 6.19: PCI Loans

	Dec 31,	Dec 31,
(in millions)	2018	2017
Total commercial	$4	86
Consumer:
Real estate 1-4 family first mortgage	4,988	12,722
Real estate 1-4 family junior lien mortgage	17	27
Total consumer	5,005	12,749
Total PCI loans (carrying value)	$5,009	12,835
Total PCI loans (unpaid principal balance)	$7,348	18,975

Purchased Credit Impaired Loans, Accretable Yield
The change in the accretable yield related to PCI loans since the merger with Wachovia is presented in Table 6.20. Changes during 2018 also reflect $2.4 billion in gains on the sale of $6.2 billion Pick-a-Pay PCI loans.

Table 6.20: Change in Accretable Yield

(in millions)	2018	2017	2016	2009-2015
Total, beginning of period	$8,887	11,216	16,301	10,447
Addition of accretable yield due to acquisitions	—	2	27	132
Accretion into interest income (1)	(1,094)	(1,406)	(1,365)	(14,212)
Accretion into noninterest income due to sales (2)	(2,374)	(334)	(9)	(458)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	403	642	1,221	9,734
Changes in expected cash flows that do not affect nonaccretable difference (3)	(2,789)	(1,233)	(4,959)	10,658
Total, end of period	$3,033	8,887	11,216	16,301

(1)	Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.

(2)	Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.

(3)
Represents changes in cash flows expected to be collected due to the impact of modifications, changes in prepayment assumptions, changes in interest rates on variable rate PCI loans and sales to third parties.

Purchased Credit Impaired Loans by Credit Quality Indicator
Table 6.21 provides a breakdown of commercial PCI loans by risk category.

Table 6.21: Commercial PCI Loans by Risk Category

(in millions)	Dec. 31, 2018	Dec. 31, 2017
By risk category:
Pass	$1	8
Criticized	3	78
Total commercial PCI loans	$4	86

Purchased Credit Impaired Loans by Delinquency Status, Commercial
Table 6.22 provides past due information for commercial PCI loans.

Table 6.22: Commercial PCI Loans by Delinquency Status

(in millions)	Dec. 31, 2018	Dec. 31, 2017
By delinquency status:
Current-29 DPD and still accruing	$3	86
30-89 DPD and still accruing	1	—
Total commercial PCI loans	$4	86

Purchased Credit Impaired Loans by Delinquency Status, Consumer
Table 6.23 provides the delinquency status of consumer PCI loans.

Table 6.23: Consumer PCI Loans by Delinquency Status

	December 31, 2018			December 31, 2017
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By delinquency status:
Current-29 DPD and still accruing	$5,545	117	5,662	13,127	138	13,265
30-59 DPD and still accruing	495	8	503	1,317	8	1,325
60-89 DPD and still accruing	229	3	232	622	3	625
90-119 DPD and still accruing	99	2	101	293	2	295
120-179 DPD and still accruing	54	1	55	219	2	221
180+ DPD and still accruing	353	3	356	1,310	4	1,314
Total consumer PCI loans (adjusted unpaid principal balance)	$6,775	134	6,909	16,888	157	17,045
Total consumer PCI loans (carrying value)	$4,988	17	5,005	12,722	27	12,749

Purchased Credit Impaired Loans by FICO Score, Consumer
Table 6.24 provides FICO scores for consumer PCI loans.

Table 6.24: Consumer PCI Loans by FICO

	December 31, 2018			December 31, 2017
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By FICO:
< 600	$1,418	27	1,445	4,014	37	4,051
600-639	713	18	731	2,086	20	2,106
640-679	898	20	918	2,393	24	2,417
680-719	970	24	994	2,242	29	2,271
720-759	843	20	863	1,779	23	1,802
760-799	523	11	534	933	12	945
800+	381	6	387	468	6	474
No FICO available	1,029	8	1,037	2,973	6	2,979
Total consumer PCI loans (adjusted unpaid principal balance)	$6,775	134	6,909	16,888	157	17,045
Total consumer PCI loans (carrying value)	$4,988	17	5,005	12,722	27	12,749

Purchased Credit Impaired Loans by Loan to Value Ratio, Consumer
Table 6.25 shows the distribution of consumer PCI loans by LTV for real estate 1-4 family first mortgages and by CLTV for real estate 1-4 family junior lien mortgages.

Table 6.25: Consumer PCI Loans by LTV/CLTV

	December 31, 2018			December 31, 2017
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$3,970	44	4,014	8,010	45	8,055
60.01-80%	2,161	53	2,214	6,510	63	6,573
80.01-100%	542	28	570	1,975	35	2,010
100.01-120% (1)	82	8	90	319	10	329
> 120% (1)	19	1	20	73	3	76
No LTV/CLTV available	1	—	1	1	1	2
Total consumer PCI loans (adjusted unpaid principal balance)	$6,775	134	6,909	16,888	157	17,045
Total consumer PCI loans (carrying value)	$4,988	17	5,005	12,722	27	12,749

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.